Deposits - Composition of Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Banking And Thrift Disclosure [Abstract]
Non-interest bearing	$ 276,033	$ 190,406
NOW and money market accounts	480,650	369,354
Savings deposits	104,869	83,065
Time deposits, $250,000 or more	71,344	74,098
Other time deposits	162,293	182,073
Total deposits	$ 1,095,189	$ 898,996